INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8 – INTANGIBLE ASSETS

The Company acquired certain intangible assets with its purchase of 100% of the outstanding common stock of VII on March 22, 2013.  The Company accounts for intangible assets acquired in a business combination, if any, under the purchase method of accounting at their estimated fair values at the date of acquisition.  Intangibles are either amortized over their estimated lives, if a definite life is determined, or are not amortized if their life is considered indefinite.

Intangible assets	September 30, 2014	December 31, 2013
Distributor relationship	$314,000	$314,000
IP/technology/patents	403,363	332,179
Domain names	131,000	46,000
Non-compete covenants	23,000	23,000
Subtotal	871,363	715,179
Less accumulated amortization	(70,459)	(32,750)
Intangible assets, net	$800,904	$682,429

The estimated useful lives for significant intangible assets are as follows:

Distributor Relationship	10 years
Domain Names	10 years
IP/Technology/Patents	10 years
Non-Compete covenants	3 years

The Company’s management does not believe any impairment of intangible assets has occurred as of September 30, 2014.

Note 7 – Intangible Assets

The Company acquired certain intangible assets with its purchase of 100% of the outstanding common stock of VII on March 22, 2013.  The Company accounts for intangible assets acquired in a business combination, if any, under the purchase method of accounting at their estimated fair values at the date of acquisition.  Intangibles are either amortized over their estimated lives, if a definite life is determined, or are not amortized if their life is considered indefinite.

	2013	2012
Distributor relationship	$314,000	$-
IP/Technology	303,709	-
Domain names	46,000	-
Non-Compete covenants	23,000	-
	686,709	-
Less accumulated amortization	(32,750)	-
Intangible assets, net	$653,959	$-

Intangible assets of VII were consolidated at fair market value established by independent evaluators at the date of acquisition.

The estimated useful lives for significant intangible assets are as follows:

Distributor Relationship	10 years
Domain Names	10 years
Non-Compete covenants	3 years

With the recent acquisition of its intangible assets in April 2013, the Company’s management does not believe any impairment of intangible assets has occurred as of December 31, 2013.